SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equipment parts inventory	$ 727,997	$ 731,863	$ 690,070
Finished goods inventory	181,715	161,918	181,453
Sales demo inventory	647,790	885,514	1,281,564
Work in process inventory	47,425	11,657	19,240
Total inventory	$ 1,604,926	$ 1,790,952	$ 2,172,327